Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of interests in associates
The Corporation's financial information from its principal associates (100%), translated in millions of Canadian dollars if required, is as follows:

	2017
(in millions of Canadian dollars)	BORALEX INC. (results up to March 10, 2017)	GREENPAC HOLDING LLC (results up to April 4, 2017)
Condensed statements of earnings
Sales	96	99
Depreciation and amortization	31	7
Financing expense	19	3
Provision for income taxes	6	—
Net earnings	13	9

Other comprehensive income (loss)
Translation adjustment	1	—
Cash flow hedges	(1)	1
	—	1
Total comprehensive income (loss)	13	10

Condensed cash flow
Dividends received from associates	2	—
INVESTMENT IN JOINT VENTURES
The following are the principal joint ventures of the Corporation and the Corporation's percentage of equity owned:

	2018-2017 PERCENTAGE EQUITY OWNED (%)	PRINCIPAL ESTABLISHMENT
Cascades Sonoco US Inc.[1]	50	Birmingham, Alabama and Tacoma, Washington, United States
Cascades Sonoco inc.[1]	50	Kingsey Falls and Berthierville, Québec, Canada
Maritime Paper Products Limited Partnership (MPPLP) [2]	40	Dartmouth, Nova Scotia, Canada
Tencorr Holdings Corporation [3]	33.3	Brampton, Ontario, Canada
1 Joint ventures producing specialty paper packaging products such as headers, rolls and wrappers.
2 MPPLP is a Canadian corporation converting containerboard.
3 Tencorr Holdings Corporation operates as a supplier of corrugated sheet stock.

A.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES ARE DETAILED AS FOLLOWS:

(in millions of Canadian dollars)	2018	2017
Investments in associates	12	16
Investments in joint ventures	69	62
	81	78

Disclosure of interests in joint arrangements
The Corporation's joint ventures information (100%), translated in millions of Canadian dollar if required, is as follows:

	2018
(in millions of Canadian dollars)	CASCADES SONOCO US INC.	CASCADES SONOCO INC.	MARITIME PAPER PRODUCTS LIMITED PARTNERSHIP	TENCORR HOLDINGS CORPORATION
Condensed balance sheet
Cash and cash equivalents	1	1	—	—
Current assets (other than cash and cash equivalents and current financial assets)	32	32	26	20
Long-term assets (other than long-term financial assets)	38	15	29	10
Current liabilities (other than current financial liabilities)	10	10	5	15
Current financial liabilities	4	1	1	3
Long-term liabilities (other than long-term financial liabilities)	6	3	—	3
Long-term financial liabilities	14	—	3	—

Condensed statement of earnings
Sales	119	97	108	137
Depreciation and amortization	2	2	2	1
Financing expense	1	—	—	—
Provision for income taxes	2	2	—	1
Net earnings	6	6	3	1

Other comprehensive income (loss)
Translation adjustment	3	—	—	—
Total comprehensive income	9	6	3	1

Condensed cash flow
Dividends received from joint ventures	2	2	—	—

	2017
(in millions of Canadian dollars)	CASCADES SONOCO US INC.	CASCADES SONOCO INC.	MARITIME PAPER PRODUCTS LIMITED PARTNERSHIP	TENCORR HOLDINGS CORPORATION
Condensed balance sheet
Current assets (other than cash and cash equivalents and current financial assets)	30	28	25	20
Long-term assets (other than long-term financial assets)	31	17	28	12
Current liabilities (other than current financial liabilities)	10	6	4	14
Current financial liabilities	2	1	1	5
Long-term liabilities (other than long-term financial liabilities)	4	3	—	—
Long-term financial liabilities	14	3	4	1

Condensed statement of earnings
Sales	119	96	102	111
Depreciation and amortization	2	2	2	2
Financing expense	1	—	—	—
Provision for income taxes	1	1	—	—
Net earnings	8	4	7	1

Other comprehensive income (loss)
Translation adjustment	(2)	—	—	—
Total comprehensive income	6	4	7	1

Condensed cash flow
Dividends received from joint ventures	4	1	1	—

NON-SIGNIFICANT ASSOCIATES AND JOINT VENTURES
The carrying value of investments in associates and joint ventures that are not significant for the Corporation is as follows:

(in millions of Canadian dollars)	2018	2017
Non-significant associates	12	16
Non-significant joint ventures	18	16
	30	32

The shares of results of non-significant associates and joint ventures for the Corporation are as follows:

(in millions of Canadian dollars)	2018	2017
Non-significant associates	(1)	1
Non-significant joint ventures	3	3
	2	4

Disclosure of subsidiaries
SUBSIDIARIES WITH NON-CONTROLLING INTERESTS
The Corporation's information for its subsidiaries with significant non-controlling interests is as follows:

	2018		2017
(in millions of Canadian dollars, unless otherwise noted)	RENO DE MEDICI S.p.A.	GREENPAC HOLDING LLC	RENO DE MEDICI S.p.A.	GREENPAC HOLDING LLC (since April 4, 2017)
Principal establishment	Milan, Italy	New York, United States	Milan, Italy	New York, United States
Percentage of shares held by non-controlling interests (accounting basis)	42.05%	17.17%	42.18%	17.17%
Net earnings attributable to non-controlling interests	18	18	9	5
Non-controlling interests accumulated at the end of the year	127	50	105	42
Dividends paid to non-controlling interests	1	15	1	4

Condensed balance sheet
Cash and cash equivalents	49	37	29	38
Current assets (other than cash and cash equivalents and current financial assets)	315	109	254	100
Current financial assets	—	3	—	3
Long-term assets (other than long-term financial assets)	425	589	335	568
Long-term financial assets	—	13	—	14
Current liabilities (other than current financial liabilities)	257	33	195	31
Current financial liabilities	32	77	30	106
Long-term liabilities (other than long-term financial liabilities)	76	—	72	—
Long-term financial liabilities	119	208	67	209

Condensed statement of earnings
Sales	933	429	838	278
Depreciation and amortization	36	30	33	22
Provision for income taxes	20	—	9	—
Net earnings	42	105	21	21

Condensed cash flow
Cash flows from operating activities	80	123	49	39
Cash flows used for investing activities	(85)	(3)	(48)	(3)
Cash flows used for financing activities	26	(123)	(17)	(30)